PARENT COMPANY FINANCIAL INFORMATION (Details) - Schedule of condensed income statement - Separate [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PARENT COMPANY FINANCIAL INFORMATION (Details) - Schedule of condensed income statement [Line Items]
Revenue	$ 1,485,841	$ 1,272,077	$ 2,958,270
Cost of sales	(1,964,137)	(2,099,716)	(2,860,173)
Gross margin	(478,296)	(827,639)	98,097
Other income	712,997	948,160	1,124,033
Distribution costs	(134,366)	(125,563)	(222,585)
Administrative expenses	(199,409)	(225,557)	(326,640)
Other expenses	(197,737)	(154,582)	(211,830)
Restructuring activities expenses	(2,177,754)	(837,673)
Other gains/(losses)	39,471	(98,790)	15,367
Income from operation activities	(2,435,094)	(1,321,644)	476,442
Financial income	8,905	11,812	23,262
Financial costs	(579,304)	(410,153)	(479,596)
Share of profit of investments accounted for using the equity method	(1,168,898)	(3,537,259)	88,429
Foreign exchange gains/(losses)	72,888	(66,004)	(76,122)
Result of indexation units	(799)		67
Income (loss) before taxes	(4,102,302)	(5,323,248)	32,482
Income tax expense / benefit	(550,840)	767,713	163,131
NET INCOME (LOSS) FOR THE YEAR	$ (4,653,142)	$ (4,555,535)	$ 195,613